UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cobalt Capital Management, Inc.

Address:  237 Park Avenue, Suite 900
          New York, New York  10017


13F File Number: 28-04967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Wayne Cooperman
Title:  President
Phone:  (212) 808-3756


Signature, Place and Date of Signing:

  /s/ Wayne Cooperman           New York, New York            August 11, 2005
-----------------------     --------------------------    ---------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  67

Form 13F Information Table Value Total:  $1,526,789,108



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.        Form 13F                File Number Name
     1.         28-10571                Cobalt Offshore Fund Limited

     2.         28-10572                Cobalt Partners, L.P.
         -----------------------     ------------------------------------

                                                    FORM 13F INFORMATION TABLE
                                                        Cobalt Capital
                                                      As of June 30, 2005


      COLUMN 1                COLUMN 2       COLUMN 3   COLUMN 4             COLUMN 5         COLUMN 6    COLUMN 7    COLUMN 8
                              TITLE OF                                  SHRS OR    SH/  PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                CLASS          CUSIP       VALUE          PRN AMT    PRN  CALL  DISCRETION  MANAGER  SOLE  SHARED NONE
ALLIANCE ATLANTIS COMMUNICAT  CLB NON-VTG    01853E204      4,974,242     211,400  SH         SHARED      1,2          211,400
ADVANCE AUTO PARTS INC        COM            00751Y106      6,822,935     105,700  SH         SHARED      1,2          105,700
AMERICA MOVIL S A DE C V      SPON ADR L SHS 02364W105     14,902,500     250,000  SH         SHARED      1,2          250,000
AMERICAN TOWER CORP           CLA            029912201      2,670,402     127,041  SH         SHARED      1,2          127,041
AMERITRADE HLDG CORP NEW      COM            03074K100      1,861,000     100,000  SH         SHARED      1,2          100,000
APACHE CORP                   COM            037411105     38,114,000     590,000  SH         SHARED      1,2          590,000
ALAMOSA HLDGS INC             COM            011589108     43,357,951   3,119,277  SH         SHARED      1,2        3,119,277
ATLAS AMER INC                COM            049167109      3,718,665      99,991  SH         SHARED      1,2           99,991
BUILD A BEAR WORKSHOP         COM            120076104        469,000      20,000  SH         SHARED      1,2           20,000
BOWATER INC                   COM            102183100      7,124,637     220,100  SH         SHARED      1,2          220,100
CSK AUTO CORP                 COM            125965103        500,400      30,000  SH         SHARED      1,2           30,000
CROWN HOLDINGS INC            COM            228368106      7,968,800     560,000  SH         SHARED      1,2          560,000
CHARTER COMMUNICATIONS INC D  CLA            16117M107        242,900     205,847  SH         SHARED      1,2          205,847
CONSOL ENERGY INC             COM            20854P109     95,798,682   1,787,956  SH         SHARED      1,2        1,787,956
CONOCOPHILLIPS                COM            20825C104     12,647,800     220,000  SH         SHARED      1,2          220,000
CENTEX CORP                   COM            152312104    187,410,692   2,651,913  SH         SHARED      1,2        2,651,913
CVS CORP                      COM            126650100      2,907,000     100,000  SH         SHARED      1,2          100,000
DEERE & CO                    COM            244199105     18,992,100     290,000  SH         SHARED      1,2          290,000
D R HORTON INC                COM            23331A109      8,084,270     214,950  SH         SHARED      1,2          214,950
FOUNDATION COAL HLDGS INC     COM            35039W100     42,069,492   1,621,800  SH         SHARED      1,2        1,621,800
FREEPORT-MCMORAN COPPER & GO  CLB            35671D857     89,053,998   2,378,579  SH         SHARED      1,2        2,378,579
SPRINT CORP                   COM FON        852061100     48,274,667   1,924,060  SH         SHARED      1,2        1,924,060
FOSSIL INC                    COM            349882100        454,000      20,000  SH         SHARED      1,2           20,000
FISHER SCIENTIFIC INTL INC    COM NEW        338032204     29,568,440     455,600  SH         SHARED      1,2          455,600
GATX CORP                     COM            361448103      7,631,400     221,200  SH         SHARED      1,2          221,200
GRAFTECH INTL LTD             COM            384313102        430,000     100,000  SH         SHARED      1,2          100,000
HARRAHS ENTMT INC             COM            413619107     38,225,928     530,400  SH         SHARED      1,2          530,400
INTERCONTINENTAL HOTELS GP P  SPONS ADR NEW  458573201        126,000      10,000  SH         SHARED      1,2           10,000
IPSCO INC                     COM            462622101      7,022,590     160,700  SH         SHARED      1,2          160,700
LENNAR CORP                   CLA            526057104     46,210,635     728,300  SH         SHARED      1,2          728,300
LONE STAR TECHNOLOGIES INC    COM            542312103        910,000      20,000  SH         SHARED      1,2           20,000
LEVEL 3 COMMUNICATIONS INC    COM            52729N100      1,218,000     600,000  SH         SHARED      1,2          600,000
MULTIMEDIA GAMES INC          COM            625453105      8,886,645     807,143  SH         SHARED      1,2          807,143
MGM MIRAGE                    COM            552953101        791,600      20,000  SH         SHARED      1,2           20,000
MASSEY ENERGY CORP            COM            576206106     33,320,566     883,366  SH         SHARED      1,2          883,366
MOLEX INC                     CLA            608554200     10,721,203     456,610  SH         SHARED      1,2          456,610
MORGAN STANLEY                COM NEW        617446448      7,345,800     140,000  SH         SHARED      1,2          140,000
NEW CENTURY FINANCIAL CORP M  COM            6435EV108      8,232,000     160,000  SH         SHARED      1,2          160,000
NEW SKIES SATELLITES HLDGS    SHS            G64865101        397,000      20,000  SH         SHARED      1,2           20,000
NS GROUP INC                  COM            628916108        650,200      20,000  SH         SHARED      1,2           20,000
NTL INC  DEL                  COM            62940M104     13,019,300     190,285  SH         SHARED      1,2          190,285
NEXTEL COMMUNICATIONS INC     CLA            65332V103     15,912,255     492,487  SH         SHARED      1,2          492,487
OM GROUP INC                  COM            670872100        493,800      20,000  SH         SHARED      1,2           20,000
ORACLE CORP                   COM            68389X105      4,039,926     306,055  SH         SHARED      1,2          306,055
PHELPS DODGE CORP             COM            717265102     19,887,500     215,000  SH         SHARED      1,2          215,000
PETROLEUM DEV CORP            COM            716578109        410,642      12,893  SH         SHARED      1,2           12,893
PULTE HOMES INC               COM            745867101    116,355,822   1,381,078  SH         SHARED      1,2        1,381,078
PACIFICARE HEALTH SYS DEL     COM            695112102     29,951,840     419,200  SH         SHARED      1,2          419,200
PETROKAZAKHSTAN INC           COM            71649P102      1,829,000      50,000  SH         SHARED      1,2           50,000
RESOURCE AMERICA INC          CLA            761195205     63,632,642   1,651,509  SH         SHARED      1,2        1,651,509
SBC COMMUNICATIONS INC        COM            78387G103     11,875,000     500,000  SH         SHARED      1,2          500,000
SPECTRASITE INC               COM            84761M104    131,042,053   1,760,608  SH         SHARED      1,2        1,760,608
SEAGATE TECHNOLOGY            SHS            G7945J104      1,755,000     100,000  SH         SHARED      1,2          100,000
SYNAPTICS INC                 COM            87157D109      1,922,400      90,000  SH         SHARED      1,2           90,000
TEEKAY SHIPPING MARSHALL ISL  COM            Y8564W103      9,706,290     221,100  SH         SHARED      1,2          221,100
TALISMAN ENERGY INC           COM            87425E103      3,757,000     100,000  SH         SHARED      1,2          100,000
TELEWEST GLOBAL INC           COM            87956T107     33,317,026   1,462,556  SH         SHARED      1,2        1,462,556
TRIQUINT SEMICONDUCTOR INC    COM            89674K103        640,600      20,000  SH         SHARED      1,2           20,000
TITAN INTL INC ILL            COM            88830M102      4,203,786     300,700  SH         SHARED      1,2          300,700
UNIT CORP                     COM            909218109      5,774,112     131,200  SH         SHARED      1,2          131,200
US UNWIRED                    COM            90338R104     25,459,631   4,374,507  SH         SHARED      1,2        4,374,507
USA MOBILITY INC              COM            90341G103      8,989,064     306,167  SH         SHARED      1,2          306,167
VALERO ENERGY CORP NEW        COM            91913Y100     79,879,819   1,009,731  SH         SHARED      1,2        1,009,731
WELLCHOICE INC                COM            949475107      1,389,400      20,000  SH         SHARED      1,2           20,000
MEMC ELECTR MATLS INC         COM            552715104     15,296,900     970,000  SH         SHARED      1,2          970,000
WELLPOINT INC                 COM            94973V107     68,177,560     979,000  SH         SHARED      1,2          979,000
WYNN RESORTS LTD              COM            983134107     17,962,600     380,000  SH         SHARED      1,2          380,000

    TOTAL                                               1,526,789,108

01181.0005 #592548